SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Dividend Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.9%

Commercial Services - 2.7%
Booz Allen Hamilton Holding Corp.	14,900	2,211,756
S&P Global, Inc.	6,335	2,695,226
Sysco Corp.	18,800	1,526,184

		6,433,166

Communications - 1.1%
Verizon Communications, Inc.	60,375	2,533,335

Consumer Non-Durables - 5.0%
Mondelez International, Inc.	34,675	2,427,250
NIKE, Inc.	21,350	2,006,473
PepsiCo, Inc.	21,750	3,806,467
Procter & Gamble Co.	22,475	3,646,569

		11,886,759

Consumer Services - 2.8%
McDonald’s Corp.	8,300	2,340,185
Starbucks Corp.	13,075	1,194,924
Visa, Inc.	11,335	3,163,372

		6,698,481

Electronic Technology - 17.7%
Analog Devices, Inc.	6,200	1,226,298
Apple, Inc.	64,675	11,090,469
Applied Materials, Inc.	19,050	3,928,681
Broadcom, Inc.	6,475	8,582,030
Cisco Systems, Inc.	27,975	1,396,232
Dell Technologies, Inc.	17,325	1,976,956
Garmin, Ltd.	16,225	2,415,416
International Business Machines Corp.	14,400	2,749,824
NVIDIA Corp.	6,370	5,755,677
TE Connectivity, Ltd.	22,375	3,249,745

		42,371,328

Energy Minerals - 4.3%
ConocoPhillips	33,175	4,222,514
Exxon Mobil Corp.	53,100	6,172,344

		10,394,858

Finance - 14.3%
Air Lease Corp.	31,900	1,640,936
American International Group, Inc.	33,300	2,603,061
Ameriprise Financial, Inc.	4,370	1,915,983
Axis Capital Holdings, Ltd.	24,800	1,612,496
Bank of New York Mellon Corp.	50,650	2,918,453
Carlyle Group, Inc.	42,100	1,974,911
Citigroup, Inc.	40,725	2,575,449
Everest Group, Ltd.	6,065	2,410,837
Goldman Sachs Group, Inc.	5,150	2,151,103
Intercontinental Exchange, Inc.	19,475	2,676,449
Invitation Homes, Inc.	35,300	1,257,033
JPMorgan Chase & Co.	21,825	4,371,548
Realty Income Corp.	53,528	2,895,865
Reinsurance Group of America, Inc.	16,900	3,259,672

		34,263,796

Health Services - 5.2%
Cardinal Health, Inc.	20,975	2,347,103
HCA Healthcare, Inc.	4,975	1,659,312
Quest Diagnostics, Inc.	19,775	2,632,250

Name of Issuer	Quantity	Fair Value ($)

UnitedHealth Group, Inc.	11,640	5,758,308

		12,396,973

Health Technology - 9.3%
Abbott Laboratories	25,550	2,904,013
AbbVie, Inc.	16,700	3,041,070
AstraZeneca, PLC, ADR	47,975	3,250,306
Gilead Sciences, Inc.	32,450	2,376,962
Johnson & Johnson	24,600	3,891,474
Medtronic, PLC	25,350	2,209,253
Novo Nordisk A/S, ADR	12,650	1,624,260
Zimmer Biomet Holdings, Inc.	23,150	3,055,337

		22,352,675

Industrial Services - 2.1%
Waste Management, Inc.	11,575	2,467,211
Williams Cos., Inc.	68,265	2,660,287

		5,127,498

Process Industries - 0.9%
PPG Industries, Inc.	14,950	2,166,255

Producer Manufacturing - 7.1%
Eaton Corp., PLC	8,775	2,743,767
Emerson Electric Co.	28,150	3,192,773
General Dynamics Corp.	11,025	3,114,452
Honeywell International, Inc.	12,475	2,560,494
L3Harris Technologies, Inc.	8,075	1,720,783
Parker-Hannifin Corp.	3,635	2,020,297
Siemens AG, ADR	18,450	1,760,683

		17,113,249

Retail Trade - 4.2%
Amazon.com, Inc. *	16,275	2,935,685
Home Depot, Inc.	7,660	2,938,376
Target Corp.	6,650	1,178,446
TJX Cos., Inc.	28,710	2,911,768

		9,964,275

Technology Services - 15.4%
Accenture, PLC	10,550	3,656,736
Adobe, Inc. *	5,400	2,724,840
Alphabet, Inc. - Class A *	25,500	3,848,715
Intuit, Inc.	4,370	2,840,500
Meta Platforms, Inc.	5,125	2,488,597
Microsoft Corp.	42,950	18,069,924
Oracle Corp.	25,500	3,203,055

		36,832,367

Transportation - 3.2%
FedEx Corp.	11,325	3,281,306
TFI International, Inc.	9,950	1,586,627
Union Pacific Corp.	11,500	2,828,195

		7,696,128

Utilities - 3.6%
DTE Energy Co.	23,700	2,657,718
NiSource, Inc.	106,575	2,947,864

MARCH 31, 2024	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2024

Sit Dividend Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

PPL Corp.	105,950	2,916,804

		8,522,386

Total Common Stocks (cost: $169,292,081)		236,753,529

Short-Term Securities - 0.9%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.25% (cost $2,066,184)	2,066,184	2,066,184

Total Investments in Securities - 99.8% (cost $171,358,265)		238,819,713

Other Assets and Liabilities, net - 0.2%		469,089

Net Assets - 100.0%		$239,288,802

*	Non-income producing security.

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of March 31, 2024 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks**	236,753,529	—	—	236,753,529
Short-Term Securities	2,066,184	—	—	2,066,184
Total:	238,819,713	—	—	238,819,713

**	For equity securities categorized in a single level, refer to the detail above for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

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